Deferred Policy Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2015
Deferred policy acquisition costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2015	2014	2013
Balance at beginning of year	$4,063	$3,778	$3,249
Capitalization of DAC	870	685	604
Amortization of DAC, excluding unlocks	(326)	(397)	(373)
Amortization of DAC related to unlocks	258	190	(1)
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	335	(193)	299

Balance at end of year	$5,200	$4,063	$3,778